Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,029,227	$ 615,921
Gain (loss) on revaluation of derivatives in trade receivables	(2,542)	1,902
Revenue	1,026,685	617,823
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	591,725	350,415
Gain (loss) on revaluation of derivatives in trade receivables	(3,537)	1,970
Revenue	588,188	352,385
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	257,267	125,282
Gain (loss) on revaluation of derivatives in trade receivables	0	0
Revenue	257,267	125,282
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	180,235	140,224
Gain (loss) on revaluation of derivatives in trade receivables	995	(68)
Revenue	181,230	140,156
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	659,892	321,350
Gold revenue - doré | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	403,823	196,590
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256,069	124,760
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	282,655	207,260
Gold revenue - concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	181,727	149,841
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	100,928	57,419
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,392	1,713
Silver revenue - doré | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,194	1,191
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,198	522
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,010	17,588
Silver revenue - concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,981	2,793
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,029	14,795
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,285	24,943
Lead concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,285	24,943
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36,993	43,067
Zinc concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 36,993	$ 43,067